LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM OPERATING COMMITMENTS
Summary of long-term commitments, related mainly to contracts for the purchase of electricity and fuel

Commitments	2024	2025	2026	2027	2028	After 2028
Sale of Energy	5,972,453	4,094,315	3,337,890	2,602,970	2,501,614	21,260,901
Energy purchase	3,271,929	2,562,197	2,110,021	2,088,130	1,467,916	8,889,123
Related to jointly controlled companies	487,683	664,424	215,566	580,915	556,681	3,695,483
Acquisitions of fixed assets	1,119,618	151,185	149,480	212,264	733,564	546,334
Fuel Suppliers	541,217	240,096	240,096	16,628	33,296	—
Construction	305,456	70,451	—	—	—	—
Social and environmental commitments	42,286	28,175	23,531	21,380	20,654	30,504